Schedule of taxes recoverable (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Taxes recoverable	R$ 2,416,762	R$ 2,265,402
Current taxes recoverable	1,241,308	1,192,665
Noncurrent taxes recoverable	1,175,454	1,072,737
Parent Companys [Member] | IPI
IfrsStatementLineItems [Line Items]
Taxes recoverable	895	1,435
Parent Companys [Member] | Value-added tax on sales and services (ICMS) - normal operations
IfrsStatementLineItems [Line Items]
Taxes recoverable	278,689	293,193
Parent Companys [Member] | ICMS - credits from PP&amp;amp;E
IfrsStatementLineItems [Line Items]
Taxes recoverable	210,166	163,847
Parent Companys [Member] | Social integration program (PIS) and social contribution on revenue
IfrsStatementLineItems [Line Items]
Taxes recoverable	199	199
Parent Companys [Member] | PIS and COFINS - credits from PP&amp;amp;E
IfrsStatementLineItems [Line Items]
Taxes recoverable	415,902	353,928
Parent Companys [Member] | REINTEGRA program
IfrsStatementLineItems [Line Items]
Taxes recoverable	21,139	16,799
Parent Companys [Member] | Federal supervenience
IfrsStatementLineItems [Line Items]
Taxes recoverable	1,099,985	1,109,122
Parent Companys [Member] | OtherTaxesRecoverableMember
IfrsStatementLineItems [Line Items]
Taxes recoverable	64,331	40,234
Subsidiaries [member] | OtherTaxesRecoverableMember
IfrsStatementLineItems [Line Items]
Taxes recoverable	56,261	9,470
Subsidiaries [member] | Value-added tax ("IVA")
IfrsStatementLineItems [Line Items]
Taxes recoverable	R$ 269,195	R$ 277,175